Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Auto Components — 1.4%
Bridgestone Corp.	131,745	$3,880,620
Cie Generale des Etablissements Michelin SCA	43,475	4,502,535

		$8,383,155

Automobiles — 1.2%
Daimler AG	161,701	$7,070,217

		$7,070,217

Banks — 4.5%
Banco Santander S.A.(1)	1,130,090	$2,423,447
Bank of New York Mellon Corp. (The)	150,310	5,388,614
Canadian Imperial Bank of Commerce	57,512	3,981,550
Citigroup, Inc.	126,480	6,325,265
HDFC Bank, Ltd.	160,805	2,222,195
ING Groep NV	518,331	3,614,260
KeyCorp.	201,040	2,414,490

		$26,369,821

Beverages — 2.0%
Coca-Cola HBC AG	231,903	$6,037,308
Diageo PLC	153,167	5,604,476

		$11,641,784

Biotechnology — 0.7%
CSL, Ltd.	19,732	$3,837,926

		$3,837,926

Building Products — 0.8%
Assa Abloy AB, Class B	200,177	$4,419,146

		$4,419,146

Chemicals — 2.4%
BASF SE	22,956	$1,266,392
Brenntag AG	88,224	5,444,567
Chr. Hansen Holding A/S	30,418	3,471,075
Sika AG	17,958	3,945,948

		$14,127,982

Construction & Engineering — 0.0%(2)
Abengoa S.A., Class A(1)(3)	74,946	$1,421
Abengoa S.A., Class B(1)(3)	774,970	5,660

		$7,081

Security	Shares	Value
Construction Materials — 0.7%
CRH PLC	107,067	$3,898,151

		$3,898,151

Consumer Finance — 0.9%
Capital One Financial Corp.	35,007	$2,233,446
OneMain Holdings, Inc.	102,747	2,948,839

		$5,182,285

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	40,918	$8,010,926
ORIX Corp.	445,407	4,817,126

		$12,828,052

Diversified Telecommunication Services — 1.3%
Deutsche Telekom AG	456,670	$7,623,990

		$7,623,990

Electric Utilities — 4.1%
Endesa S.A.	215,962	$6,160,725
Iberdrola S.A.	456,819	5,904,516
NextEra Energy, Inc.	16,776	4,709,023
Red Electrica Corp. S.A.	354,301	6,907,024

		$23,681,288

Electrical Equipment — 1.5%
Melrose Industries PLC	2,697,572	$2,978,709
Schneider Electric SE	48,782	5,593,514

		$8,572,223

Electronic Equipment, Instruments & Components — 4.0%
CDW Corp.	30,688	$3,567,480
Halma PLC	79,609	2,261,199
Keyence Corp.	14,746	6,218,194
Murata Manufacturing Co., Ltd.	44,054	2,829,617
Nippon Electric Glass Co., Ltd.	265,566	4,343,672
Zebra Technologies Corp., Class A(1)	13,957	3,918,428

		$23,138,590

Entertainment — 1.6%
Nintendo Co., Ltd.	7,410	$3,258,993
Walt Disney Co. (The)	52,465	6,135,257

		$9,394,250

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	16,595	$4,337,767
Equity Residential	45,961	2,464,888

		$6,802,655

Security	Shares	Value
Food Products — 3.1%
Mondelez International, Inc., Class A	161,759	$8,976,007
Nestle S.A.	76,197	9,061,477

		$18,037,484

Gas Utilities — 0.8%
Snam SpA	875,340	$4,659,833

		$4,659,833

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	36,644	$3,165,309
Boston Scientific Corp.(1)	159,260	6,142,658
Intuitive Surgical, Inc.(1)	10,820	7,416,461
Straumann Holding AG	4,455	4,413,126

		$21,137,554

Health Care Providers & Services — 0.7%
Anthem, Inc.	15,276	$4,182,569

		$4,182,569

Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	395,579	$5,442,850

		$5,442,850

Household Products — 0.6%
Henkel AG & Co. KGaA	39,222	$3,408,041

		$3,408,041

Industrial Conglomerates — 1.2%
DCC PLC	75,470	$6,710,836

		$6,710,836

Insurance — 4.7%
AIA Group, Ltd.	543,110	$4,897,190
Aviva PLC	905,458	3,113,918
AXA S.A.	126,480	2,537,655
Mapfre S.A.	1,978,839	3,583,295
Poste Italiane SpA(4)	663,822	6,099,522
Sampo Oyj, Class A	192,059	6,941,830

		$27,173,410

Interactive Media & Services — 5.3%
Alphabet, Inc., Class C(1)(5)	11,799	$17,497,445
Facebook, Inc., Class A(1)	37,372	9,480,155
Tencent Holdings, Ltd.	57,864	3,969,364

		$30,946,964

Security	Shares	Value
Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)(5)	6,452	$20,418,515

		$20,418,515

IT Services — 2.3%
Amadeus IT Group S.A.	114,296	$5,707,401
Visa, Inc., Class A	38,689	7,366,385

		$13,073,786

Leisure Products — 0.9%
Yamaha Corp.	118,341	$5,456,311

		$5,456,311

Life Sciences Tools & Services — 0.6%
Lonza Group AG	5,319	$3,326,157

		$3,326,157

Machinery — 5.0%
Ingersoll Rand, Inc.(1)	162,806	$5,143,042
Neles Oyj	157,686	2,248,765
Outotec Oyj	678,049	4,376,053
Sandvik AB(1)	271,191	5,068,160
SMC Corp.	6,842	3,595,806
Stanley Black & Decker, Inc.	29,369	4,502,855
Valmet Oyj	157,011	4,398,871

		$29,333,552

Metals & Mining — 1.2%
Rio Tinto, Ltd.	95,656	$7,000,933

		$7,000,933

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	192,903	$2,623,481

		$2,623,481

Multi-Utilities — 1.5%
CMS Energy Corp.	45,237	$2,903,311
RWE AG	154,141	5,810,247

		$8,713,558

Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	50,101	$4,205,478
ConocoPhillips	76,198	2,849,043
EOG Resources, Inc.	47,601	2,230,107
Phillips 66	54,692	3,391,998

		$12,676,626

Security	Shares	Value
Personal Products — 1.5%
Unilever PLC	141,892	$8,448,956

		$8,448,956

Pharmaceuticals — 6.2%
Eli Lilly & Co.	30,552	$4,591,660
Novartis AG	61,239	5,044,086
Novo Nordisk A/S, Class B	72,197	4,737,031
Roche Holding AG	16,594	5,747,440
Sanofi	78,288	8,220,013
Zoetis, Inc.	52,328	7,937,111

		$36,277,341

Professional Services — 1.7%
Recruit Holdings Co., Ltd.	180,445	$5,629,133
Verisk Analytics, Inc.	21,777	4,109,538

		$9,738,671

Semiconductors & Semiconductor Equipment — 4.2%
ASML Holding NV	16,198	$5,758,999
Infineon Technologies AG	190,993	4,869,438
Micron Technology, Inc.(1)	56,523	2,829,259
Siltronic AG	54,876	5,006,330
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	73,205	5,775,142

		$24,239,168

Software — 4.2%
Dassault Systemes SE	22,823	$4,155,919
Intuit, Inc.	10,684	3,273,257
Microsoft Corp.	83,847	17,189,473

		$24,618,649

Specialty Retail — 2.0%
Lowe’s Cos., Inc.	37,873	$5,639,669
TJX Cos., Inc. (The)	115,659	6,013,111

		$11,652,780

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	42,236	$17,951,989

		$17,951,989

Textiles, Apparel & Luxury Goods — 2.3%
adidas AG(1)	25,187	$6,946,002
LVMH Moet Hennessy Louis Vuitton SE	14,548	6,326,097

		$13,272,099

Security	Shares	Value
Tobacco — 1.1%
Japan Tobacco, Inc.	379,847	$6,492,518

		$6,492,518

Water Utilities — 1.1%
United Utilities Group PLC	526,861	$6,178,788

		$6,178,788

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	2,098,080	$3,153,096

		$3,153,096

Total Common Stocks (identified cost $495,309,016)		$563,325,111

Preferred Stocks — 0.2%

Security	Shares	Value
Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(4)	11,860	$975,485

		$975,485

Oil, Gas & Consumable Fuels — 0.0%(2)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	15,465	$270,483

		$270,483

Total Preferred Stocks (identified cost $1,265,286)		$1,245,968

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.2%
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(6)(7)	$46	$49,923
Citigroup, Inc., Series M, 6.30% to 5/15/24(6)(7)	240	248,567
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(6)(7)	280	281,872
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(6)(7)	237	249,962

		$830,324

Capital Markets — 0.0%(2)
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(6)(7)	$151	$165,722

		$165,722

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.8%
PPTT, 2006-A GS, Class A, 6.061%(4)(7)(8)	$4,541	$4,614,548

		$4,614,548

Electric Utilities — 0.0%(2)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	$80	$89,060

		$89,060

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(6)(7)	$290	$282,892

		$282,892

Insurance — 0.0%(2)
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(6)(7)	$200	$210,000

		$210,000

Oil, Gas & Consumable Fuels — 0.0%(2)
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(6)(7)	$207	$81,765
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(7)	2,008	6,023
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(6)(7)	195	136,451

		$224,239

Pipelines — 0.0%(2)
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(6)(7)	$172	$124,140

		$124,140

Total Corporate Bonds & Notes (identified cost $8,404,237)		$6,540,925

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Equity Funds — 0.2%
iShares Preferred & Income Securities ETF	25,815	$933,987

Total Exchange-Traded Funds (identified cost $905,251)		$933,987

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(9)	4,096,630	$4,096,220

Total Short-Term Investments (identified cost $4,096,221)		$4,096,220

Description	Units	Value

Total Investments — 99.2% (identified cost $509,980,011)		$576,142,211

Other Assets, Less Liabilities — 0.8%		$4,763,162

Net Assets — 100.0%		$580,905,373

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $12,187,450 or 2.1% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at July 31, 2020.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	42.7%	$246,062,339
United Kingdom	8.8	50,893,761
Germany	8.2	47,445,224
Japan	8.1	46,521,990
Switzerland	6.5	37,575,542
France	5.4	31,335,733
Spain	5.3	30,693,489
Finland	3.1	17,965,519
Italy	1.9	10,759,355
Sweden	1.7	9,487,306
Netherlands	1.6	9,373,259
Denmark	1.4	8,208,106
Taiwan	1.0	5,775,142
Hong Kong	0.9	4,897,190
Canada	0.7	4,070,610
Australia	0.7	4,047,926
China	0.7	3,969,364
Ireland	0.7	3,898,151
India	0.4	2,222,195
Brazil	0.0 (1)	6,023
Exchange-Traded Funds	0.2	933,987

Total Investments	100.0%	$576,142,211

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

EUR	-	Euro

PPTT	-	Preferred Pass-Through Trust

USD	-	United States Dollar

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	26,551,006	EUR	23,604,608	Goldman Sachs International	9/30/20	$—	$(1,287,871)
USD	26,368,900	EUR	23,441,544	State Street Bank and Trust Company	9/30/20	—	(1,277,662)

						$—	$(2,565,533)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	406	Long	9/18/20	$66,249,050	$4,649,905
STOXX Europe 600 Banks Index	(2,405)	Short	9/18/20	(50,469,384)	(897,216)
STOXX Europe 600 Index	(956)	Short	9/18/20	(13,609,170)	131,587

					$3,884,276

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and as a substitute for the purchase or sale of securities or currencies.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $4,096,220, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$397,033	$159,417,426	$(155,713,120)	$(5,116)	$(3)	$4,096,220	$12,665	4,096,630

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3*	Total
Common Stocks
Communication Services	$33,112,857		$18,005,443	$—	$51,118,300
Consumer Discretionary	32,071,295		39,624,632	—	71,695,927
Consumer Staples	8,976,007		39,052,776	—	48,028,783
Energy	12,676,626		—	—	12,676,626
Financials	33,926,611		40,250,438	—	74,177,049
Health Care	33,435,768		35,325,779	—	68,761,547
Industrials	13,755,435		50,463,560	7,081	64,226,076
Information Technology	61,871,413		41,150,769	—	103,022,182
Materials	—		19,582,499	—	19,582,499
Real Estate	6,802,655		—	—	6,802,655
Utilities	7,612,334		35,621,133	—	43,233,467
Total Common Stocks	$244,241,001	$	319,077,029 **	$7,081	$563,325,111
Preferred Stocks
Consumer Staples	$—		$975,485	$—	$975,485
Energy	270,483		—	—	270,483
Total Preferred Stocks	$270,483		$975,485	$—	$1,245,968
Corporate Bonds & Notes	$—		$6,540,925	$—	$6,540,925
Exchange-Traded Funds	933,987		—	—	933,987
Short-Term Investments	—		4,096,220	—	4,096,220
Total Investments	$245,445,471		$330,689,659	$7,081	$576,142,211
Futures Contracts	$4,781,492		$—	$—	$4,781,492
Total	$250,226,963		$330,689,659	$7,081	$580,923,703

Liability Description
Forward Foreign Currency Exchange Contracts	$—		$(2,565,533)	$—	$(2,565,533)
Futures Contracts	(897,216)		—	—	(897,216)
Total	$(897,216)		$(2,565,533)	$—	$(3,462,749)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

Investment Valuation — Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.